Segment information	6 Months Ended
Jun. 30, 2025
Segment information
Segment information

5.Segment information

The chief operating decision maker has been identified as the Chief Executive Officer (“CEO”). The CEO makes decisions with respect to allocation of resources and assesses performance of the Group. The Group is organised and operates in one single operating segment focused on the mining and production of copper and silver from the CSA mine. As such the performance of the Group is assessed and managed in totality.

The CEO primarily uses a non-IFRS measure of adjusted earnings before interest, tax, depreciation and amortisation (see Adjusted EBITDA below) to assess the performance of the Group. The CEO also receives information about the Group’s revenue on a monthly basis. Information about the Group’s revenue is disclosed in Note 6.

Adjusted EBITDA

Adjusted EBITDA excludes the effects of significant items of income and expenditure which might have an impact on the quality of earnings such as restructuring costs, legal expenses and impairments where the impairment is the result of an isolated, non-recurring event. It also excludes the effects of equity-settled share-based payments and unrealised gains or losses on financial instruments.

5.Segment information (continued)

Adjusted EBITDA (continued)

Adjusted EBITDA reconciles to loss after tax as follows:

	Six months ended 30 June
US$thousand	2025	2024

Loss after tax	(76,686)	(102,169)
Income tax (benefit)/expense	(2,514)	7,066
Net finance costs	51,830	31,799
Net change in fair value of financial instruments	57,298	109,323
Operating profit	29,928	46,019
Depreciation and amortisation	37,882	38,365
Organisational restructuring expenses	—	988
IPO and transaction costs[1]	2,717	2,615
Other significant expenses[2]	10,693	2,582
Adjusted EBITDA	81,220	90,569

[1] related to the ASX IPO, acquisition of the CSA Copper Mine, refinancing and other investment decisions

[2] includes discretionary bonuses and share based payments that would be due if the Scheme is implemented